Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Current assets:
Cash	$ 282,489	$ 207,942
Restricted cash	1,399	1,399
Accounts receivable, net	2,481	6,392
Inventories	6,239	14,122
Deferred cost of revenue	5,482	6,645
Prepaid expenses and other current assets	15,485	13,088
Assets held for sale		2,933
Total current assets	313,575	252,521
Property and equipment, net	60,884	77,882
Operating lease right-of-use assets	63,122	60,608
Restricted cash, noncurrent	6,974	6,974
Internal-use software, net	6,889	5,417
Other assets	654	1,228
Total assets	452,098	404,630
Current liabilities:
Accounts payable (related party amounts of $4,422 and $4,231 as of March 31, 2021 and 2020, respectively)	12,271	13,085
Accrued expenses and other current liabilities (related party amounts of $7,065 and $3,548 as of March 31, 2021 and 2020, respectively)	31,953	34,660
Deferred revenue (related party amounts of $30,140 and $41,683 as of March 31, 2021 and 2020, respectively)	71,255	84,090
Operating lease liabilities	6,140	7,613
Total current liabilities	121,619	139,448
Deferred revenue, noncurrent (related party amounts of $0 and $3,374 as of March 31, 2021 and 2020, respectively)		3,374
Operating lease liabilities, noncurrent	87,582	82,709
Other liabilities (related party amounts of $0 and $43,821 as of March 31, 2021 and 2020, respectively)	1,165	44,899
Total liabilities	210,366	270,430
Commitments and contingencies (Note 7)
Redeemable convertible preferred stock
Redeemable convertible preferred stock, $0.00001 par value per share, 91,342,476 and 86,443,341 shares authorized as of March 31, 2021 and 2020, respectively; 91,198,378 and 86,443,341 shares issued and outstanding as of March 31, 2021 and 2020, respectively; aggregate liquidation preference of $874,107 and $791,607 as of March 31, 2021 and 2020, respectively	837,351	755,083
Stockholders' deficit
Common stock, Values	0	0
Additional paid-in capital	381,619	172,736
Accumulated deficit	(977,238)	(793,619)
Total stockholders' deficit	(595,619)	(620,883)
Total liabilities, redeemable convertible preferred stock and stockholders' deficit	$ 452,098	$ 404,630